Accounts Payable (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Payable
Schedule of accounts payable

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Trade and other payables	58,688	16,872
Accrued Expenses	8,409	1,461
Sales tax payable	3,868	8,623
Related party payables	85	93
Total accounts payable	71,050	27,049